Related Party Transactions	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]	Related Party Transactions
The Company’s co-founder, Chairman and Chief Executive Officer, Mr. Emanuele Lauro, and the Company’s Vice President, Mr. Filippo Lauro, are members of the Lolli-Ghetti family, which owns and controls the Scorpio group of companies, or Scorpio. Scorpio includes SSM, which has provided the Company with vessel technical management services, SCM, which has provided the Company with vessel commercial management services, SSH, which provides the Company and other related entities with administrative services and services related to the acquisition of vessels, and Scorpio UK Limited, or SUK, which has provided the Company with vessel chartering services. SSH also has a majority equity interest in a port agent that has provided supply and logistical services for the Company’s vessels operating in its regions. In 2009, Mr. Emanuele Lauro also co-founded Scorpio Tankers (NYSE: STNG), a large international shipping company engaged in seaborne transportation of refined petroleum products, of which he is currently the Chairman and Chief Executive Officer. Mr. Emanuele Lauro also has a senior management position at Scorpio. The Company’s co-founder, President and Director, Mr. Robert Bugbee, is also the President and a Director of Scorpio Tankers and has a senior management position at Scorpio. The Company’s Vice President, Mr. Filippo Lauro and the Company’s Chief Operating Officer, Mr. Cameron Mackey, also hold the office of Vice President and Chief Operating Officer at Scorpio Tankers, respectively, and have senior management positions at Scorpio. From December 2018 to June 2021, Messrs. Emanuele Lauro, Robert Bugbee, Filippo Lauro and Cameron Mackey have served in similar capacities for Hermitage Offshore Services Ltd., formerly Nordic American Offshore Ltd. (OTC: HOFSQ).

Administrative Services Agreement
The Company entered into the Administrative Services Agreement with SSH for the provision of administrative staff, office space and accounting, legal compliance, financial and information technology services, as well as arranging vessel sales and purchases for the Company, including newbuildings.

In addition, SSH has agreed with the Company not to own any drybulk carriers greater than 30,000 dwt for so long as the Administrative Services Agreement is in full force and effect. The Administrative Services Agreement may be terminated by SSH upon 12 months’ notice, or by the Company upon 24 months’ notice.

The services provided to the Company by SSH under the Administrative Services Agreement may be sub-contracted to other entities within Scorpio.

Master Agreement

The Company’s dry bulk vessels have been commercially managed by SCM and technically managed by SSM pursuant to the Master Agreement, which may be terminated by either party upon 24 months notice, unless terminated earlier in accordance with its terms. In the event of a sale of one or more vessels, a notice period of three months and a payment equal to three months of management fees will apply, provided that the termination does not amount to a change of control, including a sale of all or substantially all vessels under management, in which case a payment equal to 24 months of management fees will apply, as was the case in the fourth quarter of 2020, when the Company’s Board of Directors authorized the Company, as part of its transition to a sustainable future, to sell its remaining dry bulk vessels and exit the dry bulk sector during 2021. This fee was classified as a loss/write-off of vessels and assets held for sale in the Condensed Consolidated Statement of Operations.

SCM’s commercial management services have included securing employment for the Company’s dry bulk vessels in the spot market and on time charters. SCM has also managed the Scorpio Pools (spot market-oriented vessel pools) including the Scorpio Ultramax Pool, the Scorpio Kamsarmax Pool and the currently inactive Scorpio Capesize Pool in which most of the Company’s owned, finance leased and time chartered-in dry bulk vessels have been employed and from which a significant portion of its revenue has been generated. The Scorpio Ultramax Pool and the Scorpio Kamsarmax Pool participants, including the Company and third-party owners of similar dry bulk vessels, paid SCM a pool management fee of $300 per vessel per day, plus a 1.75% commission on the gross revenues per charter fixture. The Company typically has had balances due from the Scorpio Pools, consisting primarily of working capital, undistributed earnings and reimbursable costs. These receivables are either classified as current or non-current assets within the Condensed Consolidated Balance Sheet depending upon whether the associated vessel is expected to exit the pool within the next 12 months. The Company has also been allocated general and administrative expenses from SCM. The Scorpio Kamsarmax Pool and the Scorpio Ultramax Pool were significant customers for the six months ended June 30, 2021, accounting for 11% and 5% of the Company’s total vessel revenue, respectively. For the six months ended June 30, 2020, the Scorpio Kamsarmax Pool and the Scorpio Ultramax Pool accounted for 33% and 53% of the Company’s total vessel revenue, respectively.
During 2020, the Company time-chartered out four Kamsarmax vessels to the Scorpio Kamsarmax Pool for a period of 24-27 months at rates linked to the Baltic Panamax Index (“BPI”). The related income is recorded as Vessel Revenues in the Condensed Consolidated Statement of Operations.
For the commercial management of any of the Company’s dry bulk vessels that did not operate in one of the Scorpio Pools, it paid SCM a daily fee of $300 per vessel, plus a 1.75% commission on the gross revenues per charter fixture, which are classified as voyage expenses in the Condensed Consolidated Statement of Operations.
SSM’s technical management services have included providing technical support, such as arranging the hiring of qualified officers and crew, supervising the maintenance and performance of vessels, purchasing supplies, spare parts and new equipment, arranging and supervising drydocking and repairs, and monitoring regulatory and classification society compliance and customer standards. As part of these services, the Company paid SSM, a related party, including certain subcontractors, for crew costs which were then distributed to the crew.

The Company paid SSM an annual fee of $160,000 plus charges for certain itemized services per vessel to provide technical management services for each of its owned or finance leased dry bulk vessels, which is a component of vessel operating costs in the Condensed Consolidated Statement of Operations. In addition, representatives of SSM, including certain subcontractors, previously provided the Company with construction supervisory services while its dry bulk vessels were being constructed in shipyards. For these services, SSM was compensated between $0.2 million and $0.5 million per vessel. Representatives of SSM, including certain subcontractors, have provided supervisory services during drydocking, for which they are compensated.

The fees of certain consultants and the salaries of certain SUK employees are allocated to the Company for services performed for the Company.

The Company has paid a related party port agent for supply and logistical services, which are charged as vessel operating costs.

The Company has paid a related party bunker supplier for bunkers, which are charged as voyage expenses. Beginning in October 2019, the Company agreed to guarantee certain obligations of the related party bunker supplier arising from bunker purchases made through April 2021 on behalf of the dry bulk vessels the Company owned.

The Company pays a related party travel service provider for travel services, which are charged as general and administrative expenses.

In October 2018, the Company invested $100.0 million in Scorpio Tankers for approximately 54.1 million (which was subsequently adjusted to 5.4 million shares after a one-for-ten reverse stock split effected by Scorpio Tankers on January 18, 2019), or 10.9% (as of October 12, 2018), of Scorpio Tankers issued and outstanding common shares. The investment was part of a larger $337.0 million equity raise by Scorpio Tankers through a public offering of its common shares. Scorpio Tankers is a large international shipping company incorporated in the Republic of the Marshall Islands engaged in seaborne transportation of refined petroleum products. The Company and Scorpio Tankers have a number of common shareholders. They also share a number of directors and officers, including Mr. Emanuele Lauro who serves as the Chairman and Chief Executive Officer of both companies, Mr. Robert Bugbee, who serves as President and a Director of both companies, Mr. Cameron Mackey, who serves as Chief Operating Officer of both companies, and Mr. Filippo Lauro, who serves as Vice President of both companies. In May 2020, the Company sold 2.25 million shares of Scorpio Tankers for aggregate net proceeds of approximately $42.7 million. The Company continues to own approximately 2.16 million common shares of Scorpio Tankers. There are no other significant transactions between the Company and Scorpio Tankers. As discussed in Note 1, Organization and Basis of Presentation, this investment is accounted for under the equity method utilizing the fair value option.

Sale of Five Vessels

During the second quarter of 2021, the Company entered into binding agreements with counterparties in Japan to transfer the existing lease finance arrangements of the SBI Tango, SBI Echo, and SBI Hermes, Ultramax bulk carriers built in 2015, 2015, and 2016 respectively, and SBI Rumba and SBI Samba, Kamsarmax bulk carriers built in 2015, to affiliates of Scorpio Holdings Limited (“SHL”). As part of the agreement the Company received consideration of $10.0 million from SHL. This transaction was approved by the Company’s independent directors in January 2021. As of July 2021, the Company transferred all five vessels and the related debt to SHL.

Transactions with entities owned and controlled by the Lolli-Ghetti family and with Scorpio Tankers (herein referred to as related party affiliates) in the Condensed Consolidated Statement of Operations and Condensed Consolidated Balance Sheet are summarized in the following tables (in thousands).

	For the Six Months Ended June 30,
	2021	2020
Vessel revenue
Scorpio Kamsarmax Pool	$10,327	$21,879
Scorpio Ultramax Pool	4,568	35,722
Total vessel revenue	$14,895	$57,601
Voyage expense:
SCM	$2,310	$410
Bunker supplier	2,490	1,025
Total voyage expense	$4,800	$1,435
Vessel operating cost:
SSM	$2,787	$5,987
Port agent	238	142
Total vessel operating cost	$3,025	$6,129
General and administrative expense:
SCM	$64	$21
SSM	3	14
SSH	1,532	2,932
SUK	717	1,122
Travel provider	—	23
Total general and administrative expense	$2,316	$4,112
Income (loss) from equity investments:
Scorpio Tankers Inc.	$23,836	$(102,324)
Write-down on assets held for sale
SCM	$4,563	$195
SSM	(1,344)	203
SSH	(1,765)	—
Total write-down on assets held for sale	$1,454	$398

	As of
	June 30, 2021		December 31, 2020
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool	$2,060		$7,355
Scorpio Ultramax Pool	1,963		7,522
SMM	58		—
Total due from related parties-current	$4,081		$14,877
Equity investment in Scorpio Tankers Inc.	$47,521		$24,116
Liabilities
Due to related parties-current :
SCM	$207		$281
SSM	—		96
SSH	354		373
Bunker supplier	—		1,020
Scorpio Kamsarmax Pool	—		2,193
Scorpio Ultramax Pool	—		1,014
Port agent	42	1	2
Total due to related parties-current	$603		$4,979